CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed statements of comprehensive loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Revenues	$ 1,328,876	$ 2,167	$ 5,161
Operating costs and expenses:
Cost of revenue	(1,323,415)	(2,016)	(7,917)
Sales and marketing	(951)	(1,148)	(3,032)
General and administrative	(25,463)	(14,330)	(18,690)
Total operating costs and expenses	(29,569)	(17,419)	(24,580)
Net loss on disposal of cryptocurrencies	6,717		0
Impairment of cryptocurrency assets	(31,757)		0
Operating profit (loss)	(68,350)	(16,986)	(73,954)
Interest income	56	242	1,308
Interest expense	(775)		0
Loss before income tax	(63,925)	(23,354)	(75,933)
Income tax benefit	(359)	(30)	(1,083)
Net loss	(60,516)	(32,412)	(94,421)
Reclassification into loss from equity method investments	131		0
Share of other comprehensive (loss) income of an equity method investee	631	(177)	(578)
Comprehensive loss	(58,273)	(30,272)	(95,191)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	39,414		0
Operating costs and expenses:
Cost of revenue	(6,279)		0
Sales and marketing	(244)	(4)	(8)
General and administrative	(8,047)	(8,347)	(4,270)
Total operating costs and expenses	(14,570)	(8,351)	(4,278)
Net loss on disposal of cryptocurrencies	(7,381)		0
Impairment of cryptocurrency assets	(3,637)		0
Operating profit (loss)	13,826	(8,351)	(4,278)
Interest income	9	34	18
Interest expense	(708)		0
Equity in loss of subsidiaries and VIEs	(73,643)	(24,095)	(90,161)
Loss before income tax	(60,516)	(32,412)	(94,421)
Net loss	(60,516)	(32,412)	(94,421)
Foreign currency translation (loss) gain	1,481	2,316	(192)
Reclassification into loss from equity method investments	131		0
Share of other comprehensive (loss) income of an equity method investee	631	(177)	(578)
Comprehensive loss	$ (58,273)	$ (30,273)	$ (95,191)